Summary of Significant Accounting Policies (Details) - Schedule of financial liabilities measured on a recurring basis and reported at fair value - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of aggregate warrant liabilities as of March 31, 2021	$ 84,298,000
Warrant liabilities – Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	26,260,000	$ 4,130,000
Warrant liabilities – Private Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	2,500,000	420,000
Warrant liabilities – November Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	17,252,000	9,781,000
Warrant liabilities – December Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities	$ 38,286,000	$ 4,781,000